PREPAYMENTS AND OTHER CURRENT ASSETS - Activity in the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Activity in the allowance for credit losses
At beginning of year	¥ 79,585	¥ 8,118	¥ 5,521
Addition	0	71,467	2,597
Reverse	(11,181)	0	0
At end of year	¥ 68,404	¥ 79,585	¥ 8,118